Note 26 - Revenue	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
26.	Revenue

Disaggregated revenue

Colliers has disaggregated its revenue from contract with customers by type of service and reporting segment as presented in the following table. Engineering revenue includes engineering, design and project management activities.

	Commercial		Investment
	Real Estate	Engineering	Management	Corporate	Consolidated

Year ended December 31,
2025
Leasing	$1,178,805	$-	$-	$-	$1,178,805
Capital Markets	885,020	-	-	-	885,020
Property management	545,523	-	-	-	545,523
Valuation and advisory	531,349	-	-	-	531,349
Engineering	-	1,734,940	-	-	1,734,940
IM - Advisory and other	-	-	495,597	-	495,597
IM - Performance fees	-	-	36,677	-	36,677
Other	149,881	-	-	670	150,551
Total Revenue	$3,290,578	$1,734,940	$532,274	$670	$5,558,462

2024
Leasing	$1,157,484	$-	$-	$-	$1,157,484
Capital Markets	765,297	-	-	-	765,297
Property management	537,626	-	-	-	537,626
Valuation and advisory	465,475	-	-	-	465,475
Engineering	-	1,237,384	-	-	1,237,384
IM - Advisory and other	-	-	488,979	-	488,979
IM - Performance fees	-	-	23,614	-	23,614
Other	145,728	-	-	437	146,165
Total Revenue	$3,071,610	$1,237,384	$512,593	$437	$4,822,024

Revenue associated with the Company’s debt finance and loan servicing operations are outside the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). During 2025,$57,574 of Capital Markets revenue (2024 - $32,345) and $47,700 of Other Revenue (2024 - $48,007) respectively, was excluded from the scope of ASC 606. Substantially all of these revenues were included within the Commercial Real Estate segment.

Contract balances

As at December 31, 2025, the Company had contract assets totaling $178,276 of which $161,016 was current ($156,802 as at December 31, 2024 - of which $134,402 was current). During 2025, approximately 93% of the current contract assets were moved to accounts receivable or sold under the AR Facility (Note 15).

As at December 31, 2025, the Company had contract liabilities (all current) totaling $80,350 ($63,459 as at December 31, 2024). $59,139 of the contract liability balance at the beginning of the year was recognized to revenue in 2025, respectively (2024 - $43,865).

Certain constrained revenues may arise from services that began in a prior reporting period. Consequently, a portion of the revenue the Company recognizes in the current period may be partially related to the services performed in prior periods. Typically, less than 5% of Leasing and Capital Markets revenue recognized in a prior period had previously been constrained and substantially all investment management incentive fees recognized in the year were previously constrained.